Equity - Schedule of Authorized Shares of Common Stock for Future Issuance (FY) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total (in shares)	21,268,716	90,367,632
Shares available for future stock incentive awards
Class of Stock [Line Items]
Total (in shares)	202,875	35,836,268
Outstanding common stock options
Class of Stock [Line Items]
Total (in shares)	1,347,618	23,306,661
Warrant
Class of Stock [Line Items]
Total (in shares)	975,132	31,224,703